Leases (Details)			6 Months Ended
	Jul. 09, 2024 USD ($)	Jul. 09, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases [Line Items]
Annual rental payment	$ 81,965	¥ 589,200
Operating lease expense			$ 40,983
Operating lease cost			$ 88,345	$ 42,247
Vantone Center [Member]
Leases [Line Items]
Operating lease cost				$ 46,098